10010461

NASDAQ THE NASDAQ STOCK MARKET
8600 BLACKWELL ROAD
ROCKVILLE, MD 20850

William Slattery
Vice President
Listing Qualifications

CERTNAS

Received SEC
FEB 09 2010
Washington, DC 20549

By Facsimile and First Class Mail

1-34611

February 9, 2010

Ms. Cecile Peters
Chief, IT Services
Division of Corporation Finance
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Dear Ms. Peters:

This is to certify that on January 22, 2010 The Nasdaq Stock Market (the "Exchange") received from CELSIUS HOLDINGS, INC. (the "Registrant") a copy of the Registrant's application on Form 8-A 12(b) for the registration of the following securities:

Common Stock, $0.001 par value
Warrants to purchase common stock

We further certify that the securities described above have been approved by the Exchange for listing and registration.

We understand that the Registrant is seeking immediate acceleration of the effective date of registration, and we hereby join in such request.

Sincerely,

William Slattery